Offerings - Offering: 1	May 12, 2026 USD ($)
Offering:
Fee Previously Paid	false
Transaction Valuation	$ 150,000,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 20,715
Offering Note

*	This calculation is based on the offer to purchase for cash up to $150,000,000 in aggregate amount of shares of common stock, par value $0.001, of FS KKR Capital Corp., a Maryland corporation.

**
The filing fee, calculated in accordance with Rule 0-11 of the Securities Exchange Act of 1934, as amended, and Fee Rate Advisory for Fiscal Year 2026, effective October 1, 2025, is calculated by multiplying the Transaction Valuation by the Fee Rate.